Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	Cauchari-Olaroz[1]	Land	Buildings	Equipment and machinery	Organoclay plant	Other[2]	Total
	$	$	$	$	$	$	$
Cost
As at December 31, 2018	-	386	2,143	5,066	11,471	823	19,889
IFRS 16 adoption adjustments	-	-	-	-	-	296	296
Restated balance at January 1, 2019	-	386	2,143	5,066	11,471	1,119	20,185
50% of Minera Exar fixed assets	124,752	-	-	-	-	-	124,752
Additions	31,447	-	-	526	-	1,046	33,019
Capitalization of interest	2,110	-	-	-	-	-	2,110
Disposal of fixed assets	-	-	-	-	-	(60)	(60)
Reclassification to assets held for sale	-	(386)	(2,143)	(4,641)	(11,471)	(216)	(18,857)
As at December 31, 2019	158,309	-	-	951	-	1,889	161,149
Additions	59,853	-	-	247	-	283	60,383
Capitalization of interest	5,132	-	-	-	-	-	5,132
Deconsolidation of Minera Exar fixed assets	(223,294)	-	-	-	-	-	(223,294)
Disposals	-	-	-	-	-	(83)	(83)
Foreign exchange	-	-	-	-	-	19	19
As at December 31, 2020	-	-	-	1,198	-	2,108	3,306

	Cauchari-Olaroz[1]	Land	Buildings	Equipment and machinery	Organoclay plant	Other[2]	Total
	$	$	$	$	$	$	$
Accumulated depreciation
As at December 31, 2018	-	-	835	1,859	11,471	301	14,466
50% of Minera Exar’s accumulated depreciation	1,260	-	-	-	-	-	1,260
Depreciation for the year	195	-	75	425	-	431	1,126
Disposals of fixed assets	-	-	-	-	-	(50)	(50)
Reclassification to assets held for sale	-	-	(910)	(2,087)	(11,471)	(109)	(14,577)
As at December 31, 2019	1,455	-	-	197	-	573	2,225
Depreciation for the period	279	-	-	274	-	380	933
Deconsolidation of Minera Exar fixed assets	(1,734)	-	-	-	-	-	(1,734)
Disposals	-	-	-	-	-	(53)	(53)
As at December 31, 2020	-	-	-	471	-	900	1,371

	Cauchari-Olaroz[1]	Land	Buildings	Equipment and machinery	Organoclay plant	Other[2]	Total
	$	$	$	$	$	$	$
Net book value
As at December 31, 2019	156,854	-	-	754	-	1,316	158,924
As at December 31, 2020	-	-	-	727	-	1,208	1,935

[1] Before the 2020 Cauchari Transaction closed, includes the Company’s 50% share of the Cauchari-Olaroz project construction costs and project-related costs incurred directly by the Company (Note 5).

[2] Other category includes right of use assets with $1,369 cost and $499 accumulated depreciation as at December 31, 2020.